Taxation - Summary of Loss by Tax Jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Loss from Mainland China operations	¥ 109,968		¥ 2,616,828	¥ 882,229
Loss (income) from non-Mainland China operations	38,438		(43,579)	71,618
Total loss before tax and share of loss of equity-method investments	¥ 148,406	$ 20,902	¥ 2,573,249	¥ 953,847